Fair Value Measurements - Financial instruments carried at fair value on recurring basis (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale investment securities:
Available for sale securities	$ 35,557	$ 28,597	$ 41,058
Fair Value Measurements Recurring | Level 1
Available-for-sale investment securities:
Derivative asset
Fair Value Measurements Recurring | Level 1 | U.S. Government and agency obligations
Available-for-sale investment securities:
Available for sale securities
Fair Value Measurements Recurring | Level 1 | State agency and municipal obligations
Available-for-sale investment securities:
Available for sale securities
Fair Value Measurements Recurring | Level 1 | Corporate bonds
Available-for-sale investment securities:
Available for sale securities
Fair Value Measurements Recurring | Level 1 | Mortgage backed securities
Available-for-sale investment securities:
Available for sale securities
Fair Value Measurements Recurring | Level 2
Available-for-sale investment securities:
Derivative asset	87
Fair Value Measurements Recurring | Level 2 | U.S. Government and agency obligations
Available-for-sale investment securities:
Available for sale securities	10,767	5,688	6,005	41,749
Fair Value Measurements Recurring | Level 2 | State agency and municipal obligations
Available-for-sale investment securities:
Available for sale securities	13,047	12,132	18,531	19,198
Fair Value Measurements Recurring | Level 2 | Corporate bonds
Available-for-sale investment securities:
Available for sale securities	10,636	9,566	14,556	24,981
Fair Value Measurements Recurring | Level 2 | Mortgage backed securities
Available-for-sale investment securities:
Available for sale securities	1,107	1,211	1,966	3,143
Fair Value Measurements Recurring | Level 3
Available-for-sale investment securities:
Derivative asset
Fair Value Measurements Recurring | Level 3 | U.S. Government and agency obligations
Available-for-sale investment securities:
Available for sale securities
Fair Value Measurements Recurring | Level 3 | State agency and municipal obligations
Available-for-sale investment securities:
Available for sale securities
Fair Value Measurements Recurring | Level 3 | Corporate bonds
Available-for-sale investment securities:
Available for sale securities
Fair Value Measurements Recurring | Level 3 | Mortgage backed securities
Available-for-sale investment securities:
Available for sale securities